SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principals of Consolidation

The accompanying audited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of the Company and XinYiXun, which is a variable interest entity with the Company as the primary beneficiary. In accordance with U.S. GAAP regarding “Consolidation of Variable Interest Entities (VIE)”, the Company identifies entities for which control is achieved through means other than through voting rights, and determines when and which business enterprise, if any, should consolidate the VIE. The Company evaluated its participating interest in XinYiXun and concluded it is the primary beneficiary of XinYiXun, a VIE. The Company consolidated XinYiXun and all significant intercompany transactions and balances have been eliminated.

Use of Estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates in amounts than may be material to the consolidated financial statements. Management believes that these estimates and assumptions used are reasonable. These estimates are reviewed periodically and as adjustments become necessary, they are reported in earnings in the period in which they become known. Estimates were used in determining the amounts of accrued liabilities, useful lives of property and equipment, stock based compensation, and valuation allowances.

Financial Instruments

a) Fair Value

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of judgment, they cannot be determined with complete accuracy. Changes in assumptions can significantly affect estimated fair values. The carrying values of cash and cash equivalents, accounts receivable, prepayment, accounts payable, accrued liabilities, due to related parties and other current payables approximate their fair values because of the short-term nature of these instruments.

b) Interest rate, currency and credit risk

The Company is not subject to significant credit and interest risks arising from these financial instruments. The Company may be subject to significant currency risk as some of the external promissory notes are denominated in Canadian dollars or Hong Kong dollars.

Foreign Currency Translation

The Company maintains the books and records of AlphaRx Canada Ltd. in Canadian dollars, and the books and records of Alpha Life Sciences Ltd. and AlphaRx International Holdings Ltd. in Hong Kong dollars, their respective functional currencies. The records of these companies are converted to US dollars, the reporting currency. The translation method used is the current rate method. Under the current rate method all assets and liabilities are translated at the current rate, stockholders’ equity accounts are translated at historical rates and revenues and expenses are translated at average rates for the year. Cumulative net translation adjustments related to equity accounts are included as a separate component of stockholders’ deficit.

	September 30, 2017	September 30, 2016	September 30, 2015
Year-end CAD: USD exchange rate	0.8022	0.7610	0.7458
Average Yearly CAD: USD exchange rate	0.7610	0.7545	0.8145
Year-end RMB: USD exchange rate	0.1503	0.1499	0.1574
Average Yearly RMB: USD exchange rate	0.1468	0.1531	0.1625
Year-end HKD: USD exchange rate	0.1280	0.1290	0.1290
Average Yearly HKD: USD exchange rate	0.1285	0.1289	0.1290

Earnings or Loss Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the year. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus Common stock equivalents (if dilutive) related to stock options and warrants for each year.

The following table presents securities that could potentially dilute basic loss per share in the future. For all periods presented, the potentially dilutive securities were not included in the computation of diluted loss per share because these securities would have been antidilutive for the years ended September 30:

	2017	2016	2015
Stock options	14,750,000	14,750,000	14,750,000
Common stock warrants	4,551,945	3,410,280	1,674,655
Total	19,301,945	18,160,280	16,424,655

Cash

Cash includes cash on hand, and amounts on deposit with banks. As of September 30, 2017 and 2016, the Company had cash in the amount of $8,466 and $46,302, respectively.

Accounts Receivable

The Company segregates trade receivables resulting from revenues generated from non-trade or other receivables. An allowance for bad debts is estimated for each type of receivable on a periodic basis based on experience with the respective parties.

Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statement or tax returns. Deferred income taxes are provided using the liability method. Under the liability method, deferred income taxes are recognized for all significant temporary differences between the tax and financial statement bases of assets and liabilities. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustments to tax expense in the period of enactment. Deferred tax assets may be reduced, if deemed necessary based on a judgmental assessment of available evidence, by a valuation allowance for the amount of any tax benefits which are more likely, based on current circumstances, not expected to be realized.

Property and Equipment

Property and equipment are stated at cost. Depreciation is provided on the straight-line basis over the estimated useful lives of property and equipment. The principal useful lives and residual value are as follows:

Furniture and Fixtures	5 - 7 years
Machinery and Equipment	3 - 7 years
Leasehold Improvement	6 years

The Company capitalizes expenditures that materially increase assets’ lives and expenses ordinary repairs and maintenance to operations as incurred. When assets are sold or disposed or otherwise fully depreciated, the cost and related accumulated depreciation is removed from the accounts and any gain or loss is included in the statement of income and retained earnings.

Related Parties

The Company follows ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Revenue Recognition

The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the services have been rendered to the customer, (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured.

During the year ended September 30, 2017, the Company recognized revenue primarily related to tutoring service in the amount of $7,927. There is no revenue generated during the year ended September 30, 2016.

Stock-Based Compensation

The Company recognizes compensation cost for third party and employee services rendered in exchange for an equity instrument award based on the fair value of the award on the date of grant. The Company uses the Black-Sholes option-pricing model in determining the fair value of options and warrants. In determining the expected volatility, the Company bases this assumption on the historical volatilities of the Company’s common stock over the expected life of the stock acquisition rights.

Advertising

Advertising is expensed as incurred and is included in selling, general and administrative expenses. The Company incurred $20,063, $33,796, and $0 for the years ended September 30, 2017, 2016 and 2015, respectively.

Recent Issued Accounting Pronouncement

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (ASC 606)”. Under the new standard, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. The new standard will be effective for us beginning January 1, 2018, with early adoption permitted. The Company elected to adopt the new standard effective January 1, 2018. The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (modified retrospective method). The Company elected adopting the standard using the modified retrospective method. The Company has identified its revenue streams and assessed each for the impacts. The Company had no material impact in the timing or amount of revenue recognized under the new standard.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)”. Under the new guidance, lessees will be required to recognize all leases (with the exception of short-term leases) at the commencement date including a lease liability, which is a lessee's obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use (ROU) asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term. Lessees may not apply a full retrospective transition approach. The standard will be effective for us beginning January 1, 2019, with early adoption permitted. We plan to adopt the standard effective January 1, 2019. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, "Compensation — Stock Compensation (Topic 718): Scope of Modification Accounting," which provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in ASC 718. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. The new guidance is effective prospectively for us for the year ending March 31, 2019, and interim reporting periods during the year ending March 31, 2019. Early adoption is permitted. We are evaluating the effects, if any, of the adoption of this guidance on our financial position, results of operations and cash flows.